INCOME TAX (EXPENSE)/CREDIT	12 Months Ended
Dec. 31, 2024
Disclosure of income tax credit [Abstract]
INCOME TAX (EXPENSE)/CREDIT
7.	INCOME TAX (EXPENSE)/CREDIT

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Current tax expense/(credit)
Irish Corporation tax	21	-	(336)
Foreign taxes (a)	254	462	(5)
Adjustment in respect of prior years	10	(198)	61

Total current tax expense/(credit)	285	264	(280)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 14)	(41)	(547)	324
Origination and reversal of net operating losses (see Note 14)	242	224	(238)

Total deferred tax charge/(credit)	201	(323)	86

Total income tax charge/(credit) on continuing operations in statement of operations	486	(59)	(194)

Tax charge on discontinued operations (see Note 8)	-	-	2

Total tax charge/(credit)	486	(59)	(192)

(a)	In 2024, the foreign taxes relate primarily to Luxembourg and Canada.

(b)
In 2024, there was a deferred tax credit of US$43,000 (2023: charge of US$174,000) (2022: charge of US$109,000) recognised in respect of Ireland and a deferred tax charge of US$244,000 (2023: credit of US$497,000) (2022: credit of US$26,000) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2024	December 31, 2023	December 31, 2022
Loss before taxation – continuing operations (US$‘000)	(30,730)	(36,927)	(43,780)
As a percentage of loss before tax:
Current tax %	(0.93)%	(0.72)%	(0.64)%
Total (current and deferred) %	(1.58)%	(0.16)%	(0.44)%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2024	December 31, 2023	December 31, 2022
Irish corporation tax	(12.5)%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	15.89%	17.19%	10.97%
Effect of tax rates on overseas earnings	6.63%	(7.82)%	(7.30)%
Effect of Irish income taxable at higher tax rate	(4.09)%	2.62%	3.93%
Adjustments in respect of prior years	0.04%	(0.53)%	0.14%
R&D tax credits	-	-	(0.75)%
Other items (b)	(7.55)%	0.88%	5.07%

Effective tax rate	(1.58)%	(0.16)%	(0.44)%

(a)
No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)
Other items comprise items not chargeable to tax and expenses not deductible for tax purposes. In 2022, other items mainly related to the loss on disposal of the exchangeable notes which was non-recurring.

The distribution of loss before taxes by geographical area was as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	(17,296)	(12,922)	(22,354)
Rest of World – Other	(315)	(104)	(33)
Americas	(13,119)	(23,901)	(21,393)

	(30,730)	(36,927)	(43,780)

At December 31, 2024, the Group had unutilised net operating losses for continuing operations as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	107,093	69,851	62,731
Rest of World – Other	52,852	52,511	448
Americas	22,866	13,840	12,778

	182,811	136,202	75,957

At December 31, 2024, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland – unused tax losses	13,275	8,464	7,489
Rest of World – Other – unused tax losses	14,777	14,701	124
Americas – unused tax losses	2,149	3,395	3,163
Americas – unused tax credits	5,702	5,806	4,658

Unrecognised deferred tax asset	35,903	32,366	15,434

The accounting policy for deferred tax is to calculate the deferred tax asset that is deemed recoverable, considering all sources for future taxable profits. The deferred tax assets in the above table have not been recognised due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised. When there is a reversing deferred tax liability in that jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.